Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Common Stock [Member]
Balance		$ 16	$ 3
Balance, shares		15,811,396	3,301,372
Stock-based compensation
Units issued at $3.42 per share	[1]
Units issued at $3.42 per share, shares	[1]		160,408
Units issued at $0.57 per share	[2]		$ 1
Units issued at $0.57 per share, shares	[2]		645,866
Units issued at $0.04 per share	[3]		$ 12
Units issued at $0.04 per share, shares	[3]		11,660,000
Stock options exercised
Stock options exercised,shares			43,750
Issue costs
Shares to be issued (note 11)
Warrant valuation
Shares and units issued at $0.04 per share	[3]	$ 35
Shares and units issued at $0.04 per share, shares	[3]	35,008,956
Units issued for debt settlement at $0.09 per share		$ 17
Units issued for debt settlement at $0.09 per share, shares		16,962,846
Shares issued for debt settlement at $0.14 per share		$ 2
Shares issued for debt settlement at $0.14 per share, shares		2,033,998
Shares issued at $0.42 per share	[4]	$ 3
Shares issued at $0.42 per share, shares	[4]	3,098,216
Shares issued for debt settlement at $0.42 per share	[4]	$ 1
Shares issued for debt settlement at $0.42 per share, shares	[4]	696,428
Finder's units issued		$ 3
Finder's units issued, shares		3,315,200
Finder's warrants issued
Warrants exercised at $0.18 per share	[5]	$ 2
Warrants exercised at $0.18 per share, shares	[5]	2,332,900
Net loss for the year
Balance		$ 79	$ 16
Balance, shares		79,259,940	15,811,396
Additional Paid-In-Capital [Member]
Balance		$ 24,284,765	$ 23,397,259
Stock-based compensation		497,724	43,403
Units issued at $3.42 per share	[1]		549,333
Units issued at $0.57 per share	[2]		365,340
Units issued at $0.04 per share	[3]		436,596
Stock options exercised			268,930
Issue costs		(256,784)	(55,452)
Shares to be issued (note 11)
Warrant valuation		(468,227)	(720,644)
Shares and units issued at $0.04 per share	[3]	1,315,691
Units issued for debt settlement at $0.09 per share		1,499,034
Shares issued for debt settlement at $0.14 per share		274,916
Shares issued at $0.42 per share	[4]	1,301,522
Shares issued for debt settlement at $0.42 per share	[4]	299,999
Finder's units issued		125,177
Finder's warrants issued		50,223
Warrants exercised at $0.18 per share	[5]	1,288,714
Net loss for the year
Balance		30,212,754	24,284,765
Shares to be Issued [Member]
Balance		107,337
Stock-based compensation
Units issued at $3.42 per share	[1]
Units issued at $0.57 per share	[2]
Units issued at $0.04 per share	[3]
Stock options exercised
Issue costs
Shares to be issued (note 11)		549,363	107,337
Warrant valuation
Shares and units issued at $0.04 per share	[3]	(107,337)
Units issued for debt settlement at $0.09 per share
Shares issued for debt settlement at $0.14 per share
Shares issued at $0.42 per share	[4]
Shares issued for debt settlement at $0.42 per share	[4]
Finder's units issued
Finder's warrants issued
Warrants exercised at $0.18 per share	[5]
Net loss for the year
Balance		549,363	107,337
Deficit Accumulated During the Exploration Stage [Member]
Balance		(31,351,401)	(23,613,576)
Stock-based compensation
Units issued at $3.42 per share	[1]
Units issued at $0.57 per share	[2]
Units issued at $0.04 per share	[3]
Stock options exercised
Issue costs			(55,452)
Shares to be issued (note 11)
Warrant valuation
Shares and units issued at $0.04 per share	[3]
Units issued for debt settlement at $0.09 per share
Shares issued for debt settlement at $0.14 per share
Shares issued at $0.42 per share	[4]
Shares issued for debt settlement at $0.42 per share	[4]
Finder's units issued
Finder's warrants issued
Warrants exercised at $0.18 per share	[5]
Net loss for the year		(30,627,783)	(7,737,825)
Balance		(61,979,184)	(31,351,401)
Balance		(6,959,283)	(216,314)
Stock-based compensation		$ 497,724	43,403
Units issued at $3.42 per share	[1]		549,333
Units issued at $3.42 per share, shares
Units issued at $0.57 per share	[2]		365,341
Units issued at $0.04 per share	[3]		436,608
Stock options exercised			$ 268,930
Stock options exercised,shares			43,750
Issue costs		$ (256,784)
Shares to be issued (note 11)		549,363	107,337
Warrant valuation		(468,227)	(720,644)
Shares and units issued at $0.04 per share	[3]	1,208,389
Units issued for debt settlement at $0.09 per share		1,499,051
Shares issued for debt settlement at $0.14 per share		274,918
Shares issued at $0.42 per share	[4]	1,301,525
Shares issued for debt settlement at $0.42 per share	[4]	300,000
Finder's units issued		125,180
Finder's warrants issued		50,223
Warrants exercised at $0.18 per share	[5]	1,288,716
Net loss for the year		(30,627,783)	(7,737,825)
Balance		$ (31,216,988)	$ (6,959,283)

[1]	Units issued at C$4.50, converted to US at $3.42 (note 11)
[2]	Units issued at C$0.75, converted to US at $0.57 (note 11)
[3]	Shares and units issued at C$0.05, converted to US at $0.04 (note 11)
[4]	Shares issued at C$0.56, converted to US at $0.42 (note 11)
[5]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 (note 11)